Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Envision Solar International, Inc.
Entity Central Index Key	0001398805
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Amendment Description	Amendment
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2018